Relevant Events (Details) - CLP ($)		12 Months Ended
	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2024	Sep. 26, 2024	Nov. 30, 2023
Relevant Events (Details) [Line Items]
Retained earnings (in Pesos)						$ 223,719,568,421
Profits dividend percentage		80.00%	65.60%
Corresponding dividend (in Pesos)		$ 8.0771628686
Dividend shares (in Shares)		101,017,081,114
Percentage of capital	99.90%
Percentage of sold shares				100.00%	100.00%
Banchile Asesoría Financiera S.A. [Member]
Relevant Events (Details) [Line Items]
Percentage of capital	0.10%
Cámara de Comercio de Santiago A.G. [Member]
Relevant Events (Details) [Line Items]
Percentage of sold shares					100.00%
Artikos Chile S.A. [Member]
Relevant Events (Details) [Line Items]
Percentage of sold shares				50.00%	50.00%
Banco de Crédito e Inversiones [Member]
Relevant Events (Details) [Line Items]
Percentage of sold shares				50.00%
Ownership Percentage of shares					50.00%